Goodwill and Intangible Assets - Schedule of Goodwill Balance (Detail) $ in Thousands	3 Months Ended
Jun. 30, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 5,363
Effect of foreign exchange rates	10
Ending Balance	$ 5,373